TYPE 13F-HR

PERIOD 03/30/01

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 415-956-0607

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien San Francisco, California April 20, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  $131,054

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
AES CORP          COM 00130H105  2776   55560 SH SOLE       0  0  55560
AGL Resources     COM 001204106   202    9200 SH SOLE       0  0   9200
Ameren Corp.      COM 023608102  4505  110000 SH SOLE       0  0 110000
American Elec Pwr COM 025537101  4399   93600 SH SOLE       0  0  93600
Applied Materials COM 038222105   870   20000 SH SOLE       0  O  20000
Avaya, Inc.       COM 053499109    11     833 SH SOLE       0  0    833
Constellation Eng COM 210371100  1103   25000 SH SOLE       0  0  25000
CINergy           COM 172474108  4026  120000 SH SOLE       0  0 120000
CISCO Systems     COM 17275R102   474   30000 SH SOLE       0  0  20000
CMS Energy        COM 125986100  2585   87350 SH SOLE   87350  0     0
Conectiv Inc.     COM 206829103  2043   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202   126    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2412   65000 SH SOLE       0  0  65000
DQE, Inc.         COM 23329J104  2624   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  3997   62000 SH SOLE       0  0  62000
Duke Energy       COM 264399106  4274   50000 SH SOLE       0  0  50000
Dynegy            COM 26816Q101  2551   50000 SH SOLE       0  0  50000
Edison Int'l      COM 281020107  3657  289300 SH SOLE  197300  0  92000
EMC Corporation   COM 268648102   588   20000 SH SOLE       0  0  20000
Energy East Corp. COM 29266M109   652   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  2850   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  8100  123475 SH SOLE   23475  0 100000
FPL Group Inc.    COM 302571104  2146   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   773   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   648   25000 SH SOLE       0  0  25000
GPU Inc.          COM 36225X100  4770  144800 SH SOLE   84800  0  60000
Gillette Company  COM 375766102   312   10000 SH SOLE       0  0  10000
Hawaiian Elect    COM 419870100  2771   75000 SH SOLE       0  0  75000
Kansas City P&L   COM 485134100  4919  199975 SH SOLE   93975  0 106000
Lucent Technolog  COM 549463107  1097  110000 SH SOLE       0  0 110000
NiSOURCE          COM 65473P105  7592  243950 SH SOLE   93950  0 150000
Northeast Utiliti COM 664397106   695   40000 SH SOLE       0  0  40000

PG&E Corporation  COM 69331C108  1868  150000 SH SOLE       0  0 150000
PP&L Resources    COM 693499105   875   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    37     800 SH SOLE       0  0    800
Public Svc Enterp COM 744573106  1942   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  6406  135000 SH SOLE       0  0 135000
Progress Energy   COM 743263105  1723   40000 SH SOLE       0  0  40000
Qwest Commun      COM 749121109  2849   81278 SH SOLE       0  0  81278
Reliant Energy    COM 75952J108  2471   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   514   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  2212   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  3509  100000 SH SOLE       0  0 100000
Sun Microsystems  COM 866810104   615   40000 SH SOLE       0  0  40000
TECO Energy       COM 872375100  4012  123925 SH SOLE   53925  0  70000
TXU Corp          COM 882848104  6176  139375 SH SOLE   79375  0  60000
Unisource Energy  COM 909205106    60    3200 SH SOLE       0  0   3200
UtiliCorp United  COM 918005109  2790   90000 SH SOLE       0  0  90000
Vectren Corp      COM 92240G101   455   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   612   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    15    1309 SH SOLE       0  0   1309
Western Resources COM 959425109   528   21279 SH SOLE       0  0  21279
WPS Resources     COM 92931B106  1841   50000 SH SOLE       0  0  50000
Wisconsin Energy  COM 976657106  3159  140000 SH SOLE       0  0 140000
Xcel Energy       COM 98389B100  6279  216047 SH SOLE   93047  0 123000


AGGREGATE TOTAL                131054 4080492

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/SUBMISSION